Tax - Summary of Reconciliation of Tax Paid to Total Tax Charge in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Tax Paid [Abstract]
Current tax charge in the income statement	$ 207	$ 56	$ 158
Current tax credit in the statement of comprehensive income		(12)	(2)
Current tax credit taken directly to equity	(12)	(8)	(8)
Total current tax charge	195	36	148
Movements to tax contingencies within the income statement	3	11	(7)
Timing differences of cash tax paid and foreign exchange differences	(26)	83	(31)
Tax paid per cash flow	$ 172	$ 130	$ 110
Cash tax rate on total profits	25.00%	22.00%	8.00%